Matthews Asia Dividend Fund Investment Objectives and Goals - Matthews Asia Dividend Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Matthews Asia Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Total return with an emphasis on providing current income.